Intangible assets and goodwill - Additional Information (Detail) CAD in Thousands	Dec. 31, 2015 CAD
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Estimated amortization expense for intangibles in year 1	CAD 5,420
Estimated amortization expense for intangibles in year 2	3,620
Estimated amortization expense for intangibles in year 3	3,250
Estimated amortization expense for intangibles in year 4	3,200
Estimated amortization expense for intangibles in year 5	CAD 3,160